Pledged Assets and Collateral [Text Block] (Tables)	6 Months Ended
Sep. 30, 2020
Text Block [Abstract]
Assets Mortgaged Pledged or Otherwise Subject to Lien [Table Text Block]

September 30, 2020
(in millions)
Trading account securities	¥9,578,255
Investment securities	18,831,013
Loans	13,827,599
Other	16,775

Total	¥42,253,642

Pledged Assets Classified by Type of Liabilities [Table Text Block]

September 30, 2020
(in millions)
Deposits	¥215,110
Payables under repurchase agreements and securities lending transactions	14,638,080
Other short-term borrowings and long-term debt	27,374,865
Other	25,587

Total	¥42,253,642